MML SERIES INVESTMENT FUND II
MML Blend Fund
MML iShares® 60/40 Allocation Fund
MML iShares® 80/20 Allocation Fund
Supplement dated February 14, 2025 to the
Statement of Additional Information dated May 1, 2024
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
The following information replaces similar information for MML Blend Fund found on page B-129 in the section titled Appendix C — Additional Portfolio Manager Information:
The portfolio managers of MML Blend are Suzanne Ly and Peter Tsang.
The following information replaces the information for MML Blend Fund found on page B-129 under the headings Other Accounts Managed and Ownership of Securities in the section titled Appendix C — Additional Portfolio Manager Information:
Other Accounts Managed:
	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance-Based*	Total Assets*
Suzanne Ly
Registered investment companies**	5	$395.7 million	0	$0
Other pooled investment vehicles	10	$3.66 billion	0	$0
Other accounts	2	$423.5 million	0	$0
Peter Tsang
Registered investment companies**	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0
* The information provided is as of December 31, 2024.
** Does not include MML Blend.
Ownership of Securities:
As of December 31, 2024, the portfolio managers did not own any shares of MML Blend.
The following information replaces similar information for MML iShares 60/40 Allocation Fund found on page B-129 in the section titled Appendix C — Additional Portfolio Manager Information:
The portfolio managers of MML iShares 60/40 Allocation are Suzanne Ly and Peter Tsang.
The following information replaces the information for MML iShares 60/40 Allocation Fund found on page B-129 under the headings Other Accounts Managed and Ownership of Securities in the section titled Appendix C — Additional Portfolio Manager Information:

Other Accounts Managed:
	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance-Based*	Total Assets*
Suzanne Ly
Registered investment companies**	5	$395.7 million	0	$0
Other pooled investment vehicles	10	$3.66 billion	0	$0
Other accounts	2	$423.5 million	0	$0
Peter Tsang
Registered investment companies**	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0
* The information provided is as of December 31, 2024.
** Does not include MML iShares 60/40 Allocation.
Ownership of Securities:
As of December 31, 2024, the portfolio managers did not own any shares of MML iShares 60/40 Allocation.
The following information replaces similar information for MML iShares 80/20 Allocation Fund found on page B-129 in the section titled Appendix C — Additional Portfolio Manager Information:
The portfolio managers of MML iShares 80/20 Allocation are Suzanne Ly and Peter Tsang.
The following information replaces the information for MML iShares 80/20 Allocation Fund found on page B-130 under the headings Other Accounts Managed and Ownership of Securities in the section titled Appendix C — Additional Portfolio Manager Information:
Other Accounts Managed:
	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance-Based*	Total Assets*
Suzanne Ly
Registered investment companies**	5	$395.7 million	0	$0
Other pooled investment vehicles	10	$3.66 billion	0	$0
Other accounts	2	$423.5 million	0	$0
Peter Tsang
Registered investment companies**	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0
* The information provided is as of December 31, 2024.
** Does not include MML iShares 80/20 Allocation.
Ownership of Securities:
As of December 31, 2024, the portfolio managers did not own any shares of MML iShares 80/20 Allocation.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI L8063-24-05